MERIT ADVISORS INVESTMENT TRUST
________________________________________________________________________________

                              MERIT HIGH YIELD FUND

                                 CLASS A SHARES
                                 CLASS C SHARES
________________________________________________________________________________


                                   SUPPLEMENT
                             Dated December 29, 2004
                     To the Prospectuses dated May 14, 2004


This Supplement to the Prospectuses dated May 14, 2004 and previously supplemented on October 8, 2004 for the Class A and Class C Shares of the Merit High Yield Fund ("Fund"), a series of Merit Advisors Investment Trust, updates the Prospectuses to revise the information as described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may also obtain additional copies of the Fund's Prospectuses, free of charge, by writing to the Fund at 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, or by calling the Fund toll-free at the number above.

The second paragraph on the cover page of the Prospectus for the Class A Shares of the Fund is being revised to read as follows:

         This prospectus includes information about the Fund that you should know before investing. This prospectus relates to the Class A Shares offered by the Fund. The Fund also offers two additional classes of shares, Class C Shares and No Load Shares, which are offered by other prospectuses. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-800-773-3863.

The second paragraph on the cover page of the Prospectus for the Class C Shares of the Fund is being revised to read as follows:

         This prospectus includes information about the Fund that you should know before investing. This prospectus relates to the Class C Shares offered by the Fund. The Fund also offers two additional classes of shares, Class A Shares and No Load Shares, which are offered by other prospectuses. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-800-773-3863.




          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------